Commitments and contingencies	12 Months Ended
Dec. 31, 2020
Commitments and contingencies [Abstract]
Commitments and contingencies

22. Commitments and contingencies

Lease commitments

The future minimum lease payments under non-cancellable lease term that are not accounted for in the statement of financial position were as follows:

	December 31, 2020	December 31, 2019
Within one year	25,580	24,980
Between one and five years	—	—
Total	25,580	24,980

Office lease expenses of CHF 50,260, CHF 49,314 and CHF 118,337 were recorded in 2020, 2019 and 2018, respectively, in the consolidated statement of profit or loss and other comprehensive loss.